Subsequent Event	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Event
Subsequent Event

Since December 31, 2013 and through February 28, 2014, we have repurchased 1.8 million shares of common shares under the share repurchase program discussed more fully in Note 18, for approximately $42.3 million, in total.